Fees Summary	Aug. 17, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,038.20
Total Transaction Valuation	22,000,000.00
Total Offset Amount	0.00
Net Fee	$ 3,038.20
Offering Table N/A
Offset Table N/A	N/A